United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas October 24, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109     2075   146325 SH       SOLE                   146325
Alltel Corp                    COM              020039103     1253    31225 SH       SOLE                    31225
America Online Inc             COM              00184a105     1021    87240 SH       SOLE                    87240
American Intl Group Inc        COM              026874107     1486    27174 SH       SOLE                    27174
Amgen                          COM              031162100     1919    46011 SH       SOLE                    46011
Anadarko Pete Corp             COM              032511107      312     7000 SH       SOLE                     7000
Anheuser Busch Cos             COM              035229103      491     9700 SH       SOLE                     9700
BJ Services                    COM              055482103     1593    61275 SH       SOLE                    61275
BP Amoco PLC ADR               COM              055622104      475    11916 SH       SOLE                    11916
Bristol Myers Squibb           COM              110122108      335    14085 SH       SOLE                    14085
Calpine Corporation            COM              131347106      208    84375 SH       SOLE                    84375
Cardinal Health Inc            COM              14149y108     2175    34975 SH       SOLE                    34975
Citigroup                      COM              172967101     1871    63116 SH       SOLE                    63116
Citizens Holding Co            COM              174715102      769    46327 SH       SOLE                    46327
Clayton Homes Inc              COM              184190106      370    33684 SH       SOLE                    33684
Coca Cola Co                   COM              191216100      863    18000 SH       SOLE                    18000
Danaher Corp                   COM              235851102      205     3600 SH       SOLE                     3600
Diebold Inc                    COM              253651103     1542    46850 SH       SOLE                    46850
E M C Corp Mass                COM              268648102      893   195332 SH       SOLE                   195332
Exxon Mobil Corp               COM              302290101     1249    39152 SH       SOLE                    39152
Federal Natl Mtg Assn          COM              313586109     2383    40030 SH       SOLE                    40030
First Data Corp                COM              319963104     1834    65610 SH       SOLE                    65610
General Elec Co                COM              369604103     2938   119205 SH       SOLE                   119205
Guidant Corp                   COM              401698105     1308    40475 SH       SOLE                    40475
Hewlett Packard Co             COM              428236103      128    10930 SH       SOLE                    10930
Intel Corp                     COM              458140100     1311    94371 SH       SOLE                    94371
International Paper Co         COM              460146103      237     7100 SH       SOLE                     7100
Intersil Corporation           COM              46069s109      138    10625 SH       SOLE                    10625
Intl Business Mach             COM              459200101     1841    31525 SH       SOLE                    31525
L3 Comm                        COM              502424104     1651    31325 SH       SOLE                    31325
Lowes Cos Inc                  COM              548661107     2337    56445 SH       SOLE                    56445
Morgan St Dean Witter          COM              617446448     1807    53322 SH       SOLE                    53322
Murphy Oil Corp.               COM              626717102      339     4125 SH       SOLE                     4125
Oracle Corp                    COM              68389X105     1714   218016 SH       SOLE                   218016
Pfizer Inc                     COM              717081103     3038   104693 SH       SOLE                   104693
Pitney Bowes Inc               COM              724479100      842    27600 SH       SOLE                    27600
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Regions Finl Corp              COM              758940100      226     6910 SH       SOLE                     6910
Schlumberger Ltd               COM              806857108     1498    38950 SH       SOLE                    38950
Scotts Companies               COM              810186106     1395    33450 SH       SOLE                    33450
Southwest Airls Co             COM              844741108     1407   107756 SH       SOLE                   107756
Sun Microsystems Inc           COM              866810104      484   186726 SH       SOLE                   186726
Tellabs Inc                    COM              879664100      108    26550 SH       SOLE                    26550
Texas Instrs Inc               COM              882508104     1379    93348 SH       SOLE                    93348
Tyco Intl LTD New              COM              902124106     1512   107242 SH       SOLE                   107242
Tyson Foods Inc Cl A           COM              902494103      248    21355 SH       SOLE                    21355
Union Pac Corp                 COM              907818108      226     3900 SH       SOLE                     3900
United Parcel Service          COM              911312106     1909    30525 SH       SOLE                    30525
United Technologies            COM              913017109      407     7196 SH       SOLE                     7196
Wal Mart Stores Inc            COM              931142103     7015   142471 SH       SOLE                   142471
Wyeth                          COM              983024100      884    27800 SH       SOLE                    27800

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Tablle Value Total: $63,647
List of Other Included Managers:
No.		13F File Number		Name